INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Deferred income tax assets	$ 96.2	$ 98.1
Deferred income tax liabilities	(1,364.2)	(1,229.1)
Deferred tax (liability) asset	$ (1,268.0)	$ (1,131.0)	$ (960.5)